Assets held for sale	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets held for sale
(15)	Assets held for sale
Assets held for sale as of December 31, 2019 and 2018 consisted of the following assets:

	December 31, 2019	December 31, 2018
Flight Simulators (1)	$—	$31,580
Airbus aircraft (2, 3)	128,640
Airbus aircraft – Sale and subsequent lease (2,3,4)	489,149	—
E-190 aircraft (2, 3)	63,264	—

Total assets held for sale	$681,053	$31,580

Liabilities associated with the assets held for sale	490,458	—

Total Debt assets held for sale	$490,458	$—

(1)
The Group signed a sale agreement on January 30, 2019 with CAE International Holdings Ltd., agreeing to sell (10) ten flight simulators belonging to the Group. As of December 31, 2019, the flight simulators were sold, and this operation generated a gain on sale of $5,970.

(2)
In August 2019, the Group began the process of selling 10 Airbus A318, 2 Airbus A319, 16 Airbus A320, 4 Airbus A321, 2 Airbus A330, 1 Airbus A330F and 10 Embraer
E-190,
in accordance with the business transformation plan where greater efficiency of the operated fleet is sought. This sales process would be subject to customary closing conditions. This plan seeks to reduce the families of older aircraft, to increase our efficiency. As of December 31, 2019, the 10 Airbus A318 were sold for $106,350 and 4 Airbus A320 were sold for $53,141. These sales generated a loss on sale of $(3,694).

(3)
An impairment loss of $455,794 has been recognized under the heading “Depreciation, amortization and impairment”, related to the difference between the carrying amount of the aircraft indicated in the preceding paragraph and the fair value less selling costs.

(4)	The Group in the month of December 2019 signed a subsequent sale and lease agreement in relation to 15 aircraft (Airbus A320 and A321), whose deliveries begin in January and ends in March 2020.
(5)	The assets classified as held for sale belong to the operating segment of air transportation.